Accounting changes and new accounting guidance	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Accounting changes and new accounting guidance	Accounting changes and new accounting guidance
The following accounting guidance was adopted in 2024.

ASU 2023-02, Investments—Equity Method and Joint Ventures (Topic 323): Accounting for Investments in
Tax Credit Structures Using the Proportional Amortization Method

In March 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-02, Investments—Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method, which permits reporting entities to elect to account for their tax equity investments, regardless of the tax credit program from which the income tax credits are received, using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the income tax credits and other income tax benefits received, and recognizes the net amortization and income tax credits and other income tax benefits in the income statement as a component of the provision for income taxes.

We adopted this guidance on Jan. 1, 2024. The impact of adopting this new guidance for our renewable energy investments that met the eligibility criteria was an increase in investment and other revenue and an increase in the provision for income taxes on the consolidated income statement. Renewable energy investments are recorded in other assets on the balance sheet. In 2024, we restated the prior period financial statements to reflect the impact of the retrospective application of the new accounting guidance. The required disclosures are included in Note 8.
The table below presents the impact of the new accounting guidance on our previously reported income statement amounts.

Consolidated Income Statement	Previously reported		Adjustment		Restated
(in millions)	2023	2022	2023	2022	2023	2022
Investment and other revenue	$285	$(82)	$195	$152	$480	$70
Total fee and other revenue	13,157	12,873	195	152	13,352	13,025
Total revenue	17,502	16,377	195	152	17,697	16,529
Income before income taxes	4,088	3,328	195	152	4,283	3,480
Provision for income taxes	800	768	179	169	979	937
Net income	3,288	2,560	16	(17)	3,304	2,543
Net income applicable to shareholders of The Bank of New York Mellon Corporation	3,286	2,573	16	(17)	3,302	2,556
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	3,051	2,362	16	(17)	3,067	2,345
The table below presents the impact of the new accounting guidance on our previously reported earnings per share applicable to common shareholders.

Earnings per share applicable to common shareholders of The Bank of New York Mellon Corporation	Previously reported		Restated
(in dollars)	2023	2022	2023	2022
Basic	$3.89	$2.91	$3.91	$2.89
Diluted	3.87	2.90	3.89	2.88

The table below presents the impact of the new accounting guidance on our previously reported balance sheet amounts.

Consolidated Balance Sheet	Dec. 31, 2023
(in millions)	Previously Reported	Adjustment	Restated
Other assets	$25,985	$(76)	$25,909
Total assets	409,953	(76)	409,877
Accrued taxes and other expenses	5,567	(156)	5,411
Other liabilities	8,844	184	9,028
Total liabilities	368,944	28	368,972
Retained earnings	39,653	(104)	39,549
Total The Bank of New York Mellon Corporation shareholders’ equity	40,874	(104)	40,770
Total permanent equity	40,924	(104)	40,820
Total liabilities, temporary equity and permanent equity	409,953	(76)	409,877
ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires a public entity to disclose, on an annual and interim basis, significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit or loss (collectively referred to as the “significant expense principle”). In addition, disclosure will be required of the title and position of CODM, and how the CODM uses the reported measure of segment profit or loss in assessing segment performance and deciding how to allocate resources.

We adopted this guidance as of Dec. 31, 2024. The impact of adopting this ASU did not have a material effect on BNY’s business segment disclosures. The required disclosures are included in Note 24.

Staff Accounting Bulletin No. 122

In January 2025, the SEC staff released Staff Accounting Bulletin No. 122 (“SAB 122”), which rescinds the interpretative guidance included in SAB
121 which had expressed the staff’s views regarding the accounting for entities that have obligations to safeguard “crypto-assets” held for their platform users. SAB 121 provided that these entities should present a liability and corresponding asset in respect of the crypto-assets safeguarded for their platform users. We have elected to early adopt SAB 122 on a retrospective basis as of and for the year-ended Dec. 31, 2024. Adopting SAB 122 had no impact to our balance sheet. We will continue to determine whether to recognize a liability related to the risk of loss related to our obligation to safeguard client assets based on incurring a loss contingency that is both probable and reasonably estimable.